Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 7,493,424	$ 2,512,012
Receivables and prepaid expenses	931,170	1,244,561
Marketable securities - current	16,886,052	3,162,361
Deposit - uranium inventory		3,000,000
Raw materials	9,077
Assets held for sale		728,882
Total current assets	25,319,723	10,647,816
Non-current assets
Intangible assets	513,721	528,282
Property, plant, and equipment	14,969,860	2,334,421
Marketable securities - non-current	3,046,787	784,832
Mineral properties	267,209,138	145,219,086
Mining properties	5,301,820
Reclamation deposits	88,500	88,500
Right-of-use asset	443,645	185,614
Deferred acquisition costs		6,009,303
Deferred financing costs		3,162,936
Restricted cash	7,679,859	54,568,668
Total assets	324,573,053	223,529,458
Current liabilities
Accounts payable and accrued liabilities	3,576,194	3,105,065
Due to related parties	2,520,594	441,374
Lease liability - current	177,641	84,262
Total current liabilities	6,274,429	3,630,701
Non-current liabilities
Asset retirement obligations	10,827,806	4,752,352
Convertible promissory note	19,239,167
Lease liability - non-current	295,147	96,166
Total liabilities	36,636,549	8,479,219
Shareholders’ equity
Share capital	328,246,303	190,610,250
Share subscriptions received		51,558,624
Equity portion of convertible promissory note	3,813,266
Contributed surplus	19,185,942	16,218,518
Accumulated other comprehensive income	7,944,347	5,530,224
Accumulated deficit	(71,253,354)	(48,867,377)
Total shareholders’ equity	287,936,504	215,050,239
Total liabilities and shareholders’ equity	$ 324,573,053	$ 223,529,458